NASDAQ

10010332

Gary Sundick
Vice President
Listing Qualifications

CEGTNIAS

By Electronic Delivery to: filer-support@sec.gov

April 14, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

001-34084

Dear Ms. Peters:

This is to certify that on April 14, 2010, The Nasdaq Stock Market (the "Exchange") received from Popular, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Depositary Shares each representing 1/40th of a share of Contingent Convertible Perpetual Non-Cumulative Preferred Stock, Series D, No Par Value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick